1
Gabelli Asset ETF
Schedule of Investments — March 31, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 3.3%
4,454
Allied Motion Technologies Inc. ...............
$ 132,907
Building and Construction – 2.1%
1,307
Johnson Controls International plc .........
85,700
Cable and Satellite – 2.5%
3,098
DISH Network Corp., Cl. A† ...................
98,052
Computer Integrated Systems Design – 1.4%
4,232
Kyndryl Holdings Inc.† ............................
55,524
Computer Programming, Data Processing, Etc. – 3.2%
46
Alphabet Inc., Cl. A† ...............................
127,942
Consumer Products – 3.5%
1,036
Brunswick Corp. ......................................
83,802
2,283
The AZEK Co. Inc., Cl. A† ......................
56,710
140,512
Consumer Services – 6.7%
39
Amazon.com Inc.† ..................................
127,138
5,858
Resideo Technologies Inc.† ....................
139,596
266,734
Electric Lighting & Wiring Equipment – 2.3%
1,881
AZZ Inc. ..................................................
90,739
Electronic & Other Electrical Equipment – 4.7%
1,900
Emerson Electric Co. ..............................
186,295
Electronics – 5.7%
1,127
Itron Inc.† ................................................
59,370
4,617
Kimball Electronics Inc.† ........................
92,294
126
Thermo Fisher Scientific Inc. ..................
74,422
226,086
Environmental Services – 2.6%
769
Republic Services Inc. ............................
101,893
Equipment and Supplies – 9.1%
1,254
AMETEK Inc. ..........................................
167,008
7,321
Mueller Water Products Inc., Cl. A ..........
94,587
1,260
Tennant Co. .............................................
99,288
360,883
Fabricated Structural Metal Products – 3.3%
2,459
Proto Labs Inc.† .....................................
130,081
Financial Services – 6.3%
1,176
Intercontinental Exchange Inc. ...............
155,373
538
NASDAQ Inc. ..........................................
95,872
251,245
General Industrial Machinery & Equipment – 4.5%
1,728
Ingersoll Rand Inc. ..................................
87,005
2,818
Matthews International Corp., Cl. A ........
91,190
178,195
Shares Market Value
Health Care – 3.6%
1,845
Hologic Inc.† ...........................................
$ 141,733
Industrial Instruments For Measurement, Display, and
Control – 2.1%
1,407
Fortive Corp. ...........................................
85,729
Laboratory Analytical Instruments – 1.7%
517
Agilent Technologies Inc. ........................
68,415
Measuring & Controlling Devices, NEC – 4.2%
600
Rockwell Automation Inc. ........................
168,018
Metal Cans – 2.5%
12,125
Ardagh Metal Packaging SA† .................
98,576
Motor Vehicle Parts & Accessories – 1.9%
8,929
Commercial Vehicle Group Inc.† ............
75,450
Prepackaged Software – 16.2%
4,427
Backblaze Inc., Cl. A† .............................
47,236
1,149
Check Point Software Technologies
Ltd.† ...................................................
158,861
3,096
Datto Holding Corp.† ..............................
82,725
7,044
N-able Inc.† ............................................
64,100
896
Oracle Corp. ...........................................
74,126
648
PTC Inc.† ................................................
69,803
1,300
VMware Inc., Cl. A ..................................
148,031
644,882
Pumps & Pumping Equipment – 2.4%
1,259
ITT Inc. ....................................................
94,689
Switchgear & Switchboard Apparatus – 2.2%
2,694
ABB Ltd., ADR ........................................
87,124
Wholesale-Durable Goods – 2.0%
152
WW Grainger Inc. ...................................
78,400
TOTAL INVESTMENTS — 100.0%
(cost $4,434,515) ....................................
$ 3,975,804
† Non-income producing security.
ADR    American Depositary Receipt